Consolidated Statements of Changes in Shareholders' Deficiency - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Share Capital [Member]
Balance	$ 26,548,981	$ 26,090,118	$ 26,090,118
Balance, shares	3,347,137	2,929,989	2,929,989
Shares issued pursuant to private placement (note 5(a))		$ 458,863
Shares issued pursuant to private placement (note 5(a)), shares		417,148
Loss for the year
Balance	$ 26,548,981	$ 26,548,981	$ 26,090,118
Balance, shares	3,347,137	3,347,137	2,929,989
Reserves Equity-settled Share-based Payments [Member]
Balance	$ 592,011	$ 592,011	$ 592,011
Shares issued pursuant to private placement (note 5(a))
Loss for the year
Balance	592,011	592,011	592,011
Accumulated Deficit [Member]
Balance	(29,982,931)	(29,748,464)	(29,548,511)
Shares issued pursuant to private placement (note 5(a))
Loss for the year	(153,715)	(234,467)	(199,953)
Balance	(30,136,646)	(29,982,931)	(29,748,464)
Balance	(2,841,939)	(3,066,335)	(2,866,382)
Shares issued pursuant to private placement (note 5(a))		458,863
Loss for the year	(153,715)	(234,467)	(199,953)
Balance	$ (2,995,654)	$ (2,841,939)	$ (3,066,335)